Deposits and other borrowings - Average balances and average rates for major categories of deposits (Details) - AUD ($) $ in Millions	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
Australia
Deposits and other borrowings
Average Balance	$ 463,162	$ 448,941	$ 411,847
Overseas
Deposits and other borrowings
Average Balance	83,988	80,654	82,638
Non-interest bearing, repayable at call | Australia
Deposits and other borrowings
Average Balance	41,156	39,355	35,732
Non-interest bearing, repayable at call | Overseas
Deposits and other borrowings
Average Balance	6,021	5,527	5,051
Certificates of deposit | Australia
Deposits and other borrowings
Average Balance	$ 31,424	$ 33,350	$ 31,165
Average Rate	2.00%	2.00%	2.40%
Certificates of deposit | Overseas
Deposits and other borrowings
Average Balance	$ 13,008	$ 13,151	$ 16,938
Average Rate	1.90%	1.40%	0.90%
Other interest bearing at call | Australia
Deposits and other borrowings
Average Balance	$ 228,328	$ 222,122	$ 208,333
Average Rate	1.20%	1.10%	1.50%
Other interest bearing at call | Overseas
Deposits and other borrowings
Average Balance	$ 23,017	$ 24,163	$ 24,686
Average Rate	1.20%	1.30%	1.90%
Other interest bearing term | Australia
Deposits and other borrowings
Average Balance	$ 162,254	$ 154,114	$ 136,617
Average Rate	2.50%	2.70%	2.90%
Other interest bearing term | Overseas
Deposits and other borrowings
Average Balance	$ 41,942	$ 37,813	$ 35,963
Average Rate	2.80%	2.70%	2.70%